7. Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
NMTC [Member]
Equity investment generated tax credits	$ 204,900	$ 204,900
Amortization expense	161,890	147,290
Carrying value of equity investment	374,510	536,400
LimitedPartnership [Member]
Amortization expense	403,445	443,832
Carrying Value Limited Partnerships Investment	2,462,932	1,890,877
Tax credits	431,715	512,526
CFSG [Member]
Other assets	1,587,777	1,226,733
Income	$ 361,044	$ 272,820